(Schedule of Components of Consolidated Statements of Income and Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax expense/(benefit)	$ 131,892	$ 106,810	$ 10,941
Net unrealized gains/(losses) on pension and other postretirement plans	(832)	(7,172)	(6,689)
Net unrealized gains/(losses) on securities available-for-sale	(2,955)	(12,810)	(9,445)
Net unrealized gains/(losses) on cash flow hedges	(3,163)	(780)	0
Share based compensation	0	(1,613)	(356)
Total	$ 124,942	$ 84,435	$ (5,549)